Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail)	12 Months Ended
	Dec. 31, 2020 MMBbls Bcf	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf
Crude Oil Reserves [member]
Proved developed and undeveloped reserves:
Beginning balance | MMBbls	5,961	5,786	6,427
Revisions | MMBbls	651	784	22
Extensions and discoveries | MMBbls	97	78	140
Production | MMBbls	(695)	(687)	(744)
Farm outs and transfer to E&P contracts (CEE) and transfers of fields due to CNH bidding process | MMBbls	27		(59)
Ending Balance | MMBbls	6,041	5,961	5,786
Proved developed reserves at December 31 | MMBbls	3,603	3,585	3,588
Proved undeveloped reserves at December 31 | MMBbls	2,438	2,376	2,198
Dry gas reserve [member]
Proved developed and undeveloped reserves:
Beginning balance | Bcf	6,352	6,370	6,593
Revisions | Bcf	1,240	656	3
Extensions and discoveries | Bcf	176	196	809
Production | Bcf	(819)	(870)	(887)
Farm outs and transfer to E&P contracts (CEE) and transfers of fields due to CNH bidding process | Bcf	35		(148)
Ending Balance | Bcf	6,984	6,352	6,370
Proved developed reserves at December 31 | Bcf	3,922	3,609	3,380
Proved undeveloped reserves at December 31 | Bcf	3,062	2,743	2,990